income taxes - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Detailed Information Of Income Taxes
Minimum income tax rate for large multinational corporations (as a percent)	15.00%
Income taxes computed at applicable statutory rates (as a percent)	24.80%	24.50%
Current income tax expense related to the Pillar Two tax	$ 1	$ 2
Bulgaria
Detailed Information Of Income Taxes
Income taxes computed at applicable statutory rates (as a percent)	10.00%